INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended					12 Months Ended			3 Months Ended		12 Months Ended																								1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended							12 Months Ended								12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jul. 31, 2010 Sale Of European Natural Gas And Power Businesses [Member]	Apr. 30, 2010 Sale Of European Natural Gas And Power Businesses [Member]	Nov. 30, 2010 Sale Of U S Retail Commodity Marketing Business [Member]	Dec. 31, 2011 R B S Sempra Commodities [Member]	Dec. 31, 2010 R B S Sempra Commodities [Member]	Dec. 31, 2009 R B S Sempra Commodities [Member]	Dec. 31, 2011 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2010 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2011 Other Equity Method Investments [Member]	Dec. 31, 2010 Other Equity Method Investments [Member]	Dec. 31, 2009 Other Equity Method Investments [Member]	Dec. 31, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Sep. 30, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2011 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2009 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2006 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2011 Other Nonsignificant Equity Method Investments [Member]	Dec. 31, 2010 Other Nonsignificant Equity Method Investments [Member]	Dec. 31, 2009 Other Nonsignificant Equity Method Investments [Member]	Dec. 31, 2011 Chilquinta Energia [Member]		Dec. 31, 2010 Chilquinta Energia [Member]		Dec. 31, 2009 Chilquinta Energia [Member]		Dec. 31, 2011 Luz Del Sur [Member]		Dec. 31, 2010 Luz Del Sur [Member]		Dec. 31, 2009 Luz Del Sur [Member]		Dec. 31, 2011 Rockies Express [Member]	Dec. 31, 2010 Rockies Express [Member]	Dec. 31, 2009 Rockies Express [Member]	Dec. 31, 2011 Gasoductos De Chihuahua [Member]	Dec. 31, 2010 Gasoductos De Chihuahua [Member]	Aug. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2011 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2009 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 Cedar Creek I I Wind Farm [Member]	Nov. 30, 2010 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2011 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2010 Elk Hills Power [Member]	Dec. 31, 2009 Elk Hills Power [Member]	Dec. 31, 2011 Housing Partnerships [Member]	Dec. 31, 2010 Housing Partnerships [Member]	Dec. 31, 2009 Housing Partnerships [Member]	Dec. 31, 2011 Auwahi Wind [Member]	Dec. 31, 2011 Mehoopany Wind Farm [Member]	Dec. 31, 2011 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2011 Cost Method Housing Partnerships [Member]	Dec. 31, 2010 Cost Method Housing Partnerships [Member]	Dec. 31, 2011 Other Investments [Member]		Dec. 31, 2010 Other Investments [Member]		Dec. 31, 2011 Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2010 Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2009 Equity Method Investments On Statement of Operations [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments													$ 126,000,000	$ 787,000,000		$ 1,545,000,000	$ 2,164,000,000	$ 1,503,000,000	$ 1,978,000,000													$ 432,000,000	[1]					$ 216,000,000	[1]			$ 800,000,000	$ 854,000,000		$ 302,000,000	$ 275,000,000		$ 50,000,000	$ 72,000,000		$ 113,000,000		$ 95,000,000			$ 11,000,000	$ 16,000,000		$ 11,000,000	$ 88,000,000	$ 146,000,000	$ 10,000,000	$ 12,000,000	$ 32,000,000	[2]	$ 174,000,000	[2]
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Before Tax													(24,000,000)	(314,000,000)	463,000,000																											43,000,000	43,000,000	50,000,000				(4,000,000)	1,000,000	1,000,000			(2,000,000)	(13,000,000)	(3,000,000)	(4,000,000)	(9,000,000)	(12,000,000)										9,000,000	(292,000,000)	499,000,000
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax																		52,000,000	49,000,000	68,000,000			(1,000,000)	(44,000,000)	7,000,000					12,000,000	[3]	33,000,000	[3]	23,000,000	[3]	12,000,000	[3]	41,000,000	[3]	38,000,000	[3]				29,000,000	19,000,000
Ownership percentage in equity method investee																							43.00%									50.00%						38.00%				25.00%			50.00%
Ownership percentage of minority partner in equity method investee																																										25.00%
Ownership percentage of operating partner in equity method investee																																										50.00%
Equity Method Investment, Net Sales Proceeds																																																						179,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal																																																						(10,000,000)
Contributions to equity method investees																																											65,000,000	625,000,000						235,000,000		209,000,000								88,000,000	146,000,000
Unrecorded arbitration award related to Argentine investments																					172,000,000			172,000,000
Litigation Settlement, Gross																								48,000,000
Loss on impairment of investment in Argentine companies																					20,000,000	24,000,000				221,000,000
Equity Method Investment, Other Than Temporary Impairment, Related Tax Benefit																					15,000,000
Proceeds from return of capital																																															180,000,000				96,000,000
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Equity Method Investment, Summarized Financial Information, Net Sales or Gross Revenue													59,000,000	1,028,000,000	2,179,000,000												798,000,000	1,829,000,000	1,433,000,000
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)													8,000,000	553,000,000	1,461,000,000												391,000,000	728,000,000	529,000,000
Equity Method Investment, Summarized Financial Information, Income From Operations																											189,000,000	332,000,000	224,000,000
Equity Method Investment, Summarized Financial Information, Gain (Loss) On Sale Of Assets																											4,000,000	2,000,000	1,000,000
Equity Method Investment, Summarized Financial Information, Net Income (Loss)													(14,000,000)	(169,000,000)	639,000,000												155,000,000	256,000,000	192,000,000
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets													389,000,000	4,522,000,000													506,000,000	1,372,000,000
Equity Method Investment, Summarized Financial Information, Noncurrent Assets													2,000,000	27,000,000													2,750,000,000	4,264,000,000
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Equity Method Investment, Summarized Financial Information, Current Liabilities													152,000,000	2,898,000,000													234,000,000	503,000,000
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities																											750,000,000	1,458,000,000
Equity Method Investment, Summarized Financial Information Members' Capital [Abstract]
Equity Method Investment, Summarized Financial Information, Members' Capital													239,000,000	1,651,000,000
Undistributed Earnings, Equity Method Investments				78,000,000		570,000,000
Equity Method Goodwill, Excluding Foreign Currency Translation Adjustments				64,000,000		317,000,000
Equity Method Goodwill, Including Foreign Currency Translation Adjustments				64,000,000		333,000,000
Equity Method Investment, Cumulative Foreign Currency Translation Adjustments				270,000,000
Real Estate Investments Held by Sempra Pipelines & Storage				11,000,000
Investment In Joint Venture Disclosure [Abstract]
Preferred return on capital to Sempra Energy			15.00%
Preferred return on capital to RBS			15.00%
Sempra Energy share of first tranche of RBS Sempra Commodities partnership income			70.00%
RBS share of first tranche of RBS Sempra Commodities partnership income			30.00%
First tranche of RBS Sempra Commodities partnership income			500,000,000
Sempra Energy share of second tranche of RBS Sempra Commodities partnership income			30.00%
RBS share of second tranche of RBS Sempra Commodities partnership income			70.00%
Pretax equity earnings from RBS Sempra Commodities				(24,000,000)	[4]	(314,000,000)	[4]	463,000,000	[4]
Distributable income of RBS Sempra Commodities (IFRS basis)				30,000,000		53,000,000		300,000,000
Distributions from RBS Sempra Commodities LLP, operating activities				53,000,000	[4]	198,000,000	[4]	407,000,000	[4]
Joint Venture Sales Of Businesses [Line Items]
Purchase price of businesses sold by RBS Sempra Commodities										1,600,000,000
Proceeds from sale of businesses by RBS Sempra Commodities										1,000,000,000
Distributions of partnership income included in proceeds from sale of businesses by RBS Sempra Commodities											134,000,000
Proceeds from sale of businesses by RBS Sempra Commodities including distributions of partnership income												318,000,000
Loss on impairment of RBS Sempra Commodities	(16,000,000)	(305,000,000)
Investment in RBS Sempra Commodities LLP				126,000,000	[4]	787,000,000	[4]
Loss on impairment of RBS Sempra Commodities, after tax	(10,000,000)	(139,000,000)
Future Cash Distributions Percentage to Sempra Energy				49.00%
Future Cash Distributions Percentage to RBS				51.00%
Distributions from RBS Sempra Commodities LLP				623,000,000		198,000,000		407,000,000
Distributions include sales proceeds and our portion of distributable income				651,000,000
Distributions related to the completed sale transactions						849,000,000
Amounts to settle certain liabilities that we owed to RBS				$ 28,000,000

[1]	Sempra South American Utilities' interests in Chilquinta Energía and Luz del Sur are no longer recorded as equity method investments, but are consolidated effective April 6, 2011 (discussed below and in Note 3).
[2]	Other includes Sempra South American Utilities' $11 million in real estate investments at December 31, 2011; Parent and Other's $57 million investment in Chilquinta Energía bonds at December 31, 2010 (discussed in Note 5); and Sempra Natural Gas' $21 million and $117 million investment in industrial development bonds at Mississippi Hub at December 31, 2011 and 2010, respectively.
[3]	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.
[4]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.